SCHEDULE OF DERIVATIVE LIABILITIES AT FAIR VALUE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Derivative liability beginning	$ 5,925,214	$ 11,282,091
Addition to liability for new issuances	680,474	7,396,908
Elimination of liability on conversion to common shares	(263,780)	(3,774,269)
Change in fair value	(5,108,229)	(8,979,516)
Derivative liability ending	1,233,679	5,925,214
Stock Options [Member]
Short-Term Debt [Line Items]
Derivative liability beginning	4,412,878	3,776,059
Addition to liability for new issuances	545,462	4,725,180
Change in fair value	(4,464,818)	(4,088,361)
Derivative liability ending	493,522	4,412,878
Series B Preferred Stock [Member]
Short-Term Debt [Line Items]
Derivative liability beginning		4,137,413
Change in fair value		(4,137,413)
Derivative liability ending
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Derivative liability beginning	1,512,336	3,368,619
Addition to liability for new issuances	135,012	2,671,728
Elimination of liability on conversion to common shares	(263,780)	(3,774,269)
Change in fair value	(643,411)	(753,742)
Derivative liability ending	$ 740,157	$ 1,512,336